OMB Number 3235-0307
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              As filed with the Securities and Exchange Commission
                              on November 16, 2001
-------------------------------------------------------------------------------

                Securities Act of 1933 Registration No. 33-55024
                 Investment Company Act of 1940 File No. 811-985

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 ---------------

                                    FORM N-1A

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.  ___                     [ ]

                  Post-Effective Amendment No. 29                      [X]
                               and/or

                  REGISTRATION STATEMENT UNDER THE
                   INVESTMENT COMPANY ACT OF 1940

                        Amendment No. 46                               [X]

                STATE STREET RESEARCH GROWTH TRUST
          (Exact Name of Registrant as Specified in Charter)

          One Financial Center, Boston, Massachusetts 02111
          (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code (617) 357-1200

                           Francis J. McNamara, III
            Executive Vice President, Secretary & General Counsel
                 State Street Research & Management Company
                            One Financial Center
                         Boston, Massachusetts 02111
                   (Name and Address of Agent for Service)

                          Gregory D. Sheehan, Esq.
                                Ropes & Gray
                           One International Place
                         Boston, Massachusetts 02110

It is proposed that this filing will become effective under Rule 485:

      [ ] Immediately upon filing pursuant to paragraph (b).
      [X] On December 16, 2001 pursuant to paragraph (b).
      [ ] 60 days after filing pursuant to paragraph (a)(1).
      [ ] On ________ pursuant to paragraph (a)(1).
      [ ] 75 days after filing pursuant to paragraph (a)(2).
      [ ] On ________________ Pursuant to paragraph (a)(2).


             If appropriate, check the following box:

      [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The following is incorporated by reference herein from Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of State Street Research Growth Trust (the "Registrant"): Part A: The Prospectus for the State Street Research Asset Fund series of the Registrant and Part B: The Statement of Additional Information for the State Street Research Asset Fund series of the Registrant.

The Prospectus and Statement of Additional Information for the State Street Research Large-Cap Growth Fund series of the Registrant are included in Post-Effective Amendment No. 18 filed on February 28, 2001.

The Prospectus and Statement of Additional Information for the State Street Research Concentrated International Fund series of the Registrant are included in Post-Effective Amendment No. 27 filed on September 27, 2001.

                       STATE STREET RESEARCH GROWTH TRUST

                                     PART C

                                OTHER INFORMATION

Item 23.
            Exhibits

            (1)(a) First Amended and Restated Master Trust Agreement and Amendment No. 1 to First Amended and Restated Master Trust Agreement (5)

            (1)(b) Amendment No. 2 to First Amended and Restated Master Trust Agreement (9)

            (1)(c)        Amendment No. 3 to First Amended and
                          Restated Master Trust Agreement (11)

            (1)(d) Form of Amendment No. __ to First Amended and Restated Master Trust Agreement (11)

            (1)(e) Amendment No. 4 to First Amended and Restated Master Trust Agreement (13)

            (2)(a)        By-Laws (1)**

            (2)(b)        Amendment No. 1 to By-Laws effective
                          September 30, 1992 (3)**

            (2)(c)        Form of Amendment No. 2 to By-Laws (9)

            (5)(a)        First Amended and Restated Investment Advisory
                          Contract (6)

            (5)(b) Form of Advisory Agreement with respect to State Street Research Concentrated International Fund and State Street Research Technology Fund(9)

            (5)(c) Form of Advisory Agreement with respect to State Street Research Asset Fund (to be filed by amendment)

            (6)(a)        Distribution Agreement with State
                          Street Research Investment
                          Services, Inc. (4)**

            (6)(b)        Form of Selected Dealer Agreement, as supplemented (6)

            (6)(c)        Form of Bank and Bank Affiliated
                          Broker-Dealer Agreement (7)

            (6)(d) Form of Letter Agreement relating to Distribution Agreement with respect to State Street Research Concentrated International Fund and State Street Research Technology Fund (9)

            (6)(e) Form of Letter Agreement relating to expenses with respect to State Street Research Concentrated International Fund and State Street Research Technology Fund (9)

            (6)(f) Form of Letter Agreement relating to Distribution Agreement with respect to State Street Research Asset Fund (11)

            (6)(g) Form of Letter Agreement relating to expenses with respect to State Street Research Asset Fund (11)

            (8)(a)        Custodian Contract (2)**

            (8)(b)        Amendment to Custodian Contract dated 11/2/95 (8)

            (8)(c)        Deleted.

            (8)(d)        Deleted.

            (8)(e)        Deleted.

            (8)(f)        Deleted.

            (8)(g)        Data Access Services Addendum to Custodian
                          Contract (8)

            (8)(h) Form of Letter Agreement relating to Custodian Contract with respect to State Street Research Concentrated International Fund and State Street Research Technology Fund (9)

            (8)(i) Form of Letter Agreement relating to Custodian Contract with respect to State Street Research Asset Fund (11)

            (8)(j)        Amendment dated November 17, 2000 to Custodian
                          Contract (13)

            (10)(a) Consent, and Opinion of counsel on legality of shares being issued with respect to State Street Growth
                          Fund (3)**

            (10)(b) Legal Opinion and Consent with respect to State Street Research Concentrated International Fund and State Street Research Technology Fund (10)

            (10)(c) Legal Opinion and Consent with respect to State Street Research Asset Fund (to be filed by amendment)

            (11)(a) Consent of PricewaterhouseCoopers LLP with respect to State Street Research Concentrated International Fund and State Street Research Technology Fund (9)

            (11)(b) Consent of PricewaterhouseCoopers LLP with respect to State Street Research Large-Cap Growth Fund (13)

            (11)(c) Consent of PricewaterhouseCoopers LLP with respect to State Street Research Asset Fund (to be filed by amendment)

            (12)(a) Form of Subscription and Investment Letter with respect to State Street Research Concentrated International Fund and State Street Research Technology Fund (9)

            (12)(b) Form of Subscription and Investment Letter with respect to State Street Research Asset Fund (11)

            (14)(a)       Deleted.

            (14)(b)       Deleted.

            (15)(a)       Plan of Distribution Pursuant to
                          Rule 12b-1 (4)**

            (15)(b) Form of Rule 12b-1 Plan for Class B(1) shares relating to State Street Research Growth Fund (8)

            (15)(c) Form of Rule 12b-1 Plan dated___________ relating to State Street Research Concentrated International Fund and State Street Research Technology Fund (9)

            (15)(d)       Form of Letter Agreement relating to
                          Rule 12b-1 Plan dated___________
                          with respect to State Street Research Asset Fund (to be filed by amendment)

            (16)          Deleted.

            (17)(a) First Amended and Restated Multiple Class Expense Allocation Plan (6)

            (17)(b) Addendum to First Amended and Restated Multiple Class Expense Allocation Plan Adopted Pursuant to
                          Rule 18f-3 (8)

            (17)(c)       Code of Ethics (revised March 1, 2000) (9)

            (18)(a)       Powers of Attorney (7)

            (18)(b) Certificate of Board Resolution Respecting Powers of Attorney (7)

            (18)(c)       Powers of Attorney for Bruce R. Bond and Susan M.
                          Phillips (9)

            (18)(d)       Power of Attorney for Douglas A. Romich (14)

            (18)(e)       Power of Attorney for Richard S. Davis (12)

            (19)(a)       New Account Application (8)

            (19)(b)       Additional Services Application (8)

            (19)(c)       Deleted.

            (27)          Deleted.

**Restated in electronic format in Post-Effective Amendment No. 6 filed
  February 27, 1998
-------------------------

Filed as part of the Registration Statement as noted below and incorporated herein by reference:

Footnote
Reference         Registration/Amendment        Date Filed
     1            Amendment No. 11 to           April 26, 1989
                  Registration Statement
                  under Investment Company
                  Act of 1940

     2            Amendment No. 14 to           April 30, 1991
                  Registration Statement
                  under Investment Company
                  Act of 1940

     3            Registration Statement        November 25, 1992
                  under Securities Act of
                  1933

     4            Post-Effective Amendment      March 19, 1993
                  No. 1

     5            Post-Effective Amendment      April 26, 1996
                  No. 4

     6            Post-Effective Amendment      April 28, 1997
                  No. 5

     7            Post-Effective Amendment      February 27, 1998
                  No. 6

     8            Post-Effective Amendment      March 3, 1999
                  No. 7

     9            Post-Effective Amendment      March 17, 2000
                  No. 8

    10            Post-Effective Amendment      May 31, 2000
                  No. 10

    11            Post-Effective Amendment      July 7, 2000
                  No. 11

    12            Post-Effective Amendment      November 16, 2000
                  No. 14

    13            Post-Effective Amendment      February 28, 2001
                  No. 18

    14            Post-Effective Amendment      May 4, 2001
                  No. 21

Item 24.    Persons Controlled by or under
            Common Control with Registrant


As of August 31, 2001, Metropolitan Life Insurance Company ("Metropolitan Life") was the beneficial owner of a greater than 25% interest of the outstanding shares of the following series of the Registrant:

Series
------
State Street Research Concentrated International Fund

Metropolitan Life may be deemed to be in control of such Fund as "control" is defined in the 1940 Act. Metropolitan Life Insurance Company is the indirect parent company of State Street Research & Management Company, the Investment Manager to the Fund. State Street Research & Management Company (a Delaware corporation) is a wholly-owned subsidiary of SSRM Holdings, Inc. (a Delaware corporation), which is in turn a wholly-owned subsidiary of Metropolitan Tower Corp. (a Delaware corporation), which is in turn a wholly-owned subsidiary of Metropolitan Life Insurance Company (a New York stock life insurance company), which is in turn a wholly-owned subsidiary of MetLife, Inc. (a Delaware corporation). As a result, the Fund could be deemed to be under common control with the subsidiaries of Metropolitan Life Insurance Company listed above, as well as the other subsidiaries in which Metropolitan Life Insurance Company owns a greater than 25% interest. A complete list of the subsidiaries of MetLife, Inc. and Metropolitan Life Insurance Company is filed as Exhibit 21.1 of the Annual Report for the Fiscal Year Ended December 31, 2000 on Form 10-K (File No. 001-15787) of MetLife, Inc. and is incorporated herein by reference.

Item 25.    Indemnification

Under Article VI of the Registrant's First Amended and Restated Master Trust Agreement as further amended (the "Master Trust Agreement") each of its Trustees and officers or persons serving in such capacity with another entity at the request of the Registrant ("Covered Person") shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

Under the Distribution Agreement between the Registrant and State Street Research Investment Services, Inc., the Registrant's distributor, the Registrant has agreed to indemnify and hold harmless State Street Research Investment Services, Inc. and each person who has been, is, or may hereafter be an officer, director, employee or agent of State Street Research Investment Services, Inc. against any loss, damage or expense reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon a violation of any of its convenants herein contained or any untrue or alleged untrue statement of material fact, or the omission or alleged omission to state a material fact necessary to make the statements made not misleading, in a Registration Statement or Prospectus of the Registrant, or any amendment or supplement thereto, unless such statement or omission was made in reliance upon written information furnished by State Street Research Investment Services, Inc.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, underwriters and controlling persons of the Registrant, pursuant to Article VI of the Registrant's Master Trust Agreement, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

Describe any other business, profession, vocation or employment of a substantial nature in which each investment adviser of the Registrant, and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

                                                                                                                     PRINCIPAL
                                                                                                                     BUSINESS
                                                                                                                     ADDRESS OF
NAME                              CONNECTION                     ORGANIZATION                                      ORGANIZATION
----                              ----------                     ------------                                      ------------
State Street Research &           Investment Adviser             Various investment advisory                       Boston, MA
  Management Company                                             clients

Abbott, Christopher C.            Executive Vice President       State Street Research Investment Services, Inc.   Boston, MA
     Executive Vice President

Bangs, Linda L.                   None
     Vice President

Barghaan, Dennis C.               Senior Vice President          State Street Research Investment Services, Inc.   Boston, MA
      Senior Vice President

Barnwell, Amy F.                  Senior Vice President          State Street Research Investment Services, Inc.   Boston, MA
     Senior Vice President
     (Vice President until 10/00)

Beatty, T. Kevin                  None
      Vice President

Bigley, Gary M.                   None
      Vice President

Borghi, Peter                     Senior Vice President          State Street Research Investment Services, Inc.   Boston, MA
     Vice President

Borzilleri, John                  IBT Fund Advisor               Schroder Ventures Life Science Advisers           Boston, MA
      Senior Vice President       (Until 11/01)
                                  Senior Vice President          State Street Research & Management Co.            Boston, MA
                                  (Until 8/01)

Boss, Marilyn O.                  Vice President                 State Street Research Investment Services, Inc.   Boston, MA
     Vice President               Vice President                 Deutsche Banc Alex. Brown                         Boston, MA
                                   (Until 4/01)
                                  Director                       John Hancock Financial Services, Inc.             Boston, MA
                                   (Until 6/00)

Bray, Michael J.                  None
     Senior Vice President

Brezinski, Karen                  None
     Vice President

Bruno, Thomas                     Vice President                 State Street Research Investment Services, Inc.   Boston, MA
      Vice President              Assistant Vice President       Phoenix Investment Partners                       Hartford, CT
                                   (Until 5/00)

                                       C-6

                                                                                                                   PRINCIPAL
                                                                                                                   BUSINESS
                                                                                                                   ADDRESS OF
NAME                              CONNECTION                     ORGANIZATION                                      ORGANIZATION
----                              ----------                     ------------                                      ------------
Buffum, Andrea L.                 None
     Vice President

Burbank, John F.                  Vice President                 State Street Research Capital Trust               Boston, MA
     Senior Vice President

Calame, Mara D.                   Vice President, Assistant      State Street Research Investment Services, Inc.   Boston, MA
     Vice President,              Clerk and Counsel
     Assistant Secretary,         Assistant Secretary            State Street Research Institutional Funds         Boston, MA
     and Counsel

Callahan, Michael                 None
     Vice President

Carley, Linda C.                  Vice President                 State Street Research Investment Services, Inc.   Boston, MA
      Vice President              Assistant Secretary            State Street Research Institutional Funds         Boston, MA

Carstens, Linda C.                Vice President                 State Street Research Investment Services, Inc.   Boston, MA
     Vice President

Clay, Janet L.                    Vice President                 State Street Research Investment Services, Inc.   Boston, MA
      Vice President              Vice President                 John Hancock Funds                                Boston, MA
                                  (Until 10/01)

Clifford, Jr., Paul J.            Vice President                 State Street Research Tax-Exempt Trust            Boston, MA
     Senior Vice President

Coleman, Thomas J.                None
     Senior Vice President
     (Vice President until 10/00)

Creelman, Christine A.            Director/Credit Research       Freedom Capital                                   Boston, MA
      Vice President              (Until 11/01)
                                  Senior Vice President          Back Bay Advisors, LP                             Boston, MA
                                  (Until 6/01)

Cullen, Terrence J.               Vice President, Assistant      State Street Research Investment Services, Inc.   Boston, MA
     Vice President, Assistant    Clerk and Counsel
     Secretary and Counsel

Davis, Richard S.                 Chairman, President and Chief  State Street Research Equity Trust                Boston, MA
     Director, Chairman of          Executive Officer
     the Board, President         Chairman, President and Chief  State Street Research Income Trust                Boston, MA
     and Chief Executive            Executive Officer
     Officer                      Chairman, President and Chief  State Street Research Tax-Exempt Trust            Boston, MA
                                    Executive Officer
                                  Chairman, President and Chief  State Street Research Capital Trust               Boston, MA
                                    Executive Officer
                                  Chairman, President and Chief  State Street Research Exchange Trust              Boston, MA
                                   Executive Officer
                                  Chairman, President and Chief  State Street Research Growth Trust                Boston, MA
                                   Executive Officer
                                  Chairman, President and Chief  State Street Research Master Investment Trust     Boston, MA
                                   Executive Officer
                                  Chairman, President and Chief  State Street Research Institutional Funds         Boston, MA
                                   Executive Officer
                                  Chairman, President and Chief  State Street Research Securities Trust            Boston, MA
                                   Executive Officer
                                  Chairman, President and Chief  State Street Research Money Market Trust          Boston, MA
                                   Executive Officer
                                  Chairman, President and Chief  State Street Research Financial Trust             Boston, MA
                                   Executive Officer
                                  Chairman, President and Chief  State Street Research Investment Services, Inc.   Boston, MA
                                   Executive Officer
                                  President and Chief Executive  SSRM Holdings, Inc.                               Boston, MA
                                   Officer
                                  Senior Vice President          Metropolitan Life Insurance Company               New York, NY
                                  (until 10/00)

                                       C-7

                                                                                                                   PRINCIPAL
                                                                                                                   BUSINESS
                                                                                                                   ADDRESS OF
NAME                              CONNECTION                     ORGANIZATION                                      ORGANIZATION
----                              ----------                     ------------                                      ------------
Davis, Robert D.                  Vice President                 Wellington Management Company                     Boston, MA
     Vice President               (Until 3/01)

D'Vari, Ronald                    None
     Senior Vice President

De Luna, John (Juan)              Principal                      State Street Global Advisors                      Boston, MA
     Senior Vice President        (Until 3/01)
                                  Senior Vice President          State Street Research Investment Services, Inc.   Boston, MA

Depp, Maureen G.                  Vice President                 State Street Research Securities Trust            Boston, MA
     Senior Vice President
     (Vice President until 4/01)

DeVeuve, Donald                   Vice President                 State Street Research Income Trust                Boston, MA
     Vice President                                              State Street Research Securities Trust            Boston, MA

DiVasta, Vincent                  Vice President                 State Street Research Investment Services, Inc.   Boston, MA
     Vice President

Dudley, Catherine                 Vice President                 State Street Research Capital Trust               Boston, MA
      Senior Vice President       Vice President                 State Street Research Institutional Funds         Boston, MA

Duggan, Peter J.                  None
     Senior Vice President

Ebel, Bruce A.                    Vice President                 State Street Research Institutional Funds         Boston, MA
      Senior Vice President       Vice President                 State Street Research Financial Trust             Boston, MA

Evascu, Caroline                  Vice President                 SG Cowen Asset Management                         New York, NY
     Vice President               (until 8/01)

Even, Karen L.                    Vice President                 State Street Research Investment Services, Inc.   Boston, MA
     Vice President

Fechter, Michael                  Vice President                 State Street Research Investment Services, Inc.   Boston, MA
     Vice President               Vice President                 Standish, Ayer & Wood                             Boston, MA
                                  (Until 4/01)

Federoff, Alex G.                 Senior Vice President          State Street Research Investment Services, Inc.   Boston, MA
     Senior Vice President
     (Vice President until 4/00)

Feliciano, Rosalina               Vice President                 State Street Research Income Trust                Boston, MA
     Vice President                                              State Street Research Securities Trust            Boston, MA

Feeney, Kimberley                 Vice President                 State Street Research Investment Services, Inc.   Boston, MA
     Vice President

Ficco, Bonnie A.                  Vice President                 State Street Research Investment Services, Inc.   Boston, MA
     Vice President

Fleno, Phyllis A.                 None
     Vice President

Fochtman, Jr., Leo                None
     Vice President

Forcione, Anthony F.              None
      Vice President

Frey, Kenneth                     None
     Vice President

Frank, Christopher                Vice President                 State Street Research Investment Services, Inc.   Boston, MA
     Vice President               Vice President                 State Street Global Advisors                      Boston, MA

                                       C-8

                                                                                                                   PRINCIPAL
                                                                                                                   BUSINESS
                                                                                                                   ADDRESS OF
NAME                              CONNECTION                     ORGANIZATION                                      ORGANIZATION
----                              ----------                     ------------                                      ------------
Gallivan Jr., Edward T.           Vice President                 State Street Research Investment Services, Inc.   Boston, MA
     Vice President               Assistant Treasurer            State Street Research Equity Trust                Boston, MA
                                  Assistant Treasurer            State Street Research Financial Trust             Boston, MA
                                  Assistant Treasurer            State Street Research Income Trust                Boston, MA
                                  Assistant Treasurer            State Street Research Money Market Trust          Boston, MA
                                  Assistant Treasurer            State Street Research Tax-Exempt Trust            Boston, MA
                                  Assistant Treasurer            State Street Research Capital Trust               Boston, MA
                                  Assistant Treasurer            State Street Research Exchange Trust              Boston, MA
                                  Assistant Treasurer            State Street Research Growth Trust                Boston, MA
                                  Assistant Treasurer            State Street Research Master Investment Trust     Boston, MA
                                  Assistant Treasurer            State Street Research Securities Trust            Boston, MA
                                  Assistant Treasurer            State Street Research Institutional Funds         Boston, MA

Gardner, Michael D.               None
     Senior Vice President

Goodman, Stephanie B.             Vice President                 State Street Research Investment Services, Inc.   Boston, MA
     Vice President

Govoni, Electra                   None
     Vice President

Grace, Evan S.                    None
     Vice President

Granger, Allison                  Vice President                 State Street Research Investment Services, Inc.   Boston, MA
     Vice President

Gray, Nancy Spalding              Vice President                 Scudder-Kemper Investments                        Boston, MA
     Vice President               (until 8/00)

Hadelman, Peter J.                Vice President                 Pioneer Investment Management                     Boston, MA
     Vice President               (until 5/00)
                                  Vice President                 State Street Research Investment Services, Inc.   Boston, MA


Haggerty, Bryan D.                None
     Vice President

Hagstrom, Thomas W.               Vice President                 Lehman Brothers                                   Boston, MA
     Vice President                (Until 7/01)

Hamilton, Jr., William A.         Treasurer and Director         Ellis Memorial and Eldredge House                 Boston, MA
     Senior Vice President        Treasurer and Director         Nautical and Aviation Publishing Company, Inc.    Baltimore, MD
                                  Treasurer and Director         North Conway Institute                            Boston, MA

Harrington, Heidi                 Vice President                 State Street Research Investment Services, Inc.   Boston, MA
      Vice President              Vice President                 Fleet Investment Management                       Boston, MA
                                  (Until 5/00)

Hasson, Ira P.                    Vice President                 State Street Research Investment Services, Inc.   Boston, MA
     Vice President

Haverty, Jr., Lawrence J.         Vice President                 State Street Research Capital Trust               Boston, MA
     Senior Vice President

Heineke, George R.                None
     Vice President

Hickman, Joanne                   Senior Vice President          State Street Research Investment Services, Inc.   Boston, MA
     Senior Vice President

Holland, Thomas                   Senior Vice President          State Street Research Investment Services, Inc.   Boston, MA
     Senior Vice President
     (VP Until 4/01)

Holmes, Robert J.                 Director Key Account Mktg.     American Skandia Marketing, Inc.                  Shelton, CT
     Vice President               (until 10/00)
                                  Vice President                 Evergreen Investment Services                     Boston, MA
                                  (until 3/00)
                                  Vice President                 State Street Research Investment Services, Inc.   Boston, MA

                                       C-9

                                                                                                                   PRINCIPAL
                                                                                                                   BUSINESS
                                                                                                                   ADDRESS OF
NAME                              CONNECTION                     ORGANIZATION                                      ORGANIZATION
----                              ----------                     ------------                                      ------------
Irvine, William A.                Vice President                 State Street Research Investment Services, Inc.   Boston, MA
      Vice President              Director                       FleetBoston Financial                             Boston, MA
                                  (Until 7/00)

Joseph, Robert I.                 None
     Vice President

Kallis, John H.                   Vice President                 State Street Research Financial Trust             Boston, MA
     Senior Vice President        Vice President                 State Street Research Income Trust                Boston, MA
                                  Vice President                 State Street Research Institutional Funds         Boston, MA
                                  Vice President                 State Street Research Money Market Trust          Boston, MA
                                  Vice President                 State Street Research Tax-Exempt Trust            Boston, MA
                                  Vice President                 State Street Research Securities Trust            Boston, MA
                                  Trustee                        705 Realty Trust                                  Washington, D.C.

Kasper, M. Katherine              Vice President                 State Street Research Investment Services, Inc.   Boston, MA
     Vice President

Kayajanian, Jeffrey D.            Vice President                 State Street Research Investment Services, Inc.   Boston, MA
     Vice President               Regional Vice President        ReliaStar Retirement Plans                        Minneapolis, MN
                                  (Until 7/00)

Keelan, David E.                  None
     Vice President

Kiessling, Dyann H.               Vice President                 State Street Research Money Market Trust          Boston, MA
     Vice President

Krauss, Clifford                  Managing Director              Trust Company of the West                         Los Angeles, CA
     Senior Vice President        (until 8/00)

Lafferty, David F.                Vice President                 State Street Research Investment Services, Inc.   Boston, MA
     Vice President               Senior Investment Strategist   Metropolitan Life Insurance Company               New York, NY
                                  (Until 4/01)

Langholm, Knut                    Director                       SSR Pegasus Funds                                 Luxembourg
     Senior Vice President

Leary, Eileen M.                  None
     Vice President

Ledbury, Richard D.               Vice President                 State Street Research Investment Services, Inc.   Boston, MA
     Vice President

Leese, Reginald                   Portfolio Manager              Citizens Bank                                     Boston, MA
     Vice President               (until 6/00)

Loew, Christopher R.              Assistant Vice President       Putnam Investments                                Boston, MA
     Vice President               (Until 2/01)
                                  Vice President                 State Street Research Investment Services, Inc.   Boston, MA

Loizeaux, Stephen                 Vice President                 State Street Research Investment Services, Inc.   Boston, MA
      Vice President              Director                       MetLife, Taft Hartley Services                    New York, NY
                                  (Until 4/01)


Lomasney, Mary T.                 Vice President                 State Street Research Investment Services, Inc.   Boston, MA
     Vice President

Lombardo, John S.                 Executive Vice President       State Street Research Investment Services, Inc.   Boston, MA
      Executive Vice President    and Chief Financial Officer
      and Chief Financial Officer Vice President                 State Street Research Capital Trust               Boston, MA
                                  Vice President                 State Street Research Equity Trust                Boston, MA
                                  Vice President                 State Street Research Exchange Trust              Boston, MA
                                  Vice President                 State Street Research Financial Trust             Boston, MA
                                  Vice President                 State Street Research Growth Trust                Boston, MA
                                  Vice President                 State Street Research Income Trust                Boston, MA
                                  Vice President                 State Street Research Master Investment Trust     Boston, MA
                                  Vice President                 State Street Research Money Market Trust          Boston, MA
                                  Vice President                 State Street Research Securities Trust            Boston, MA
                                  Vice President                 State Street Research Tax-Exempt Trust            Boston, MA
                                  Senior Vice President          Metropolitan Property and Casualty Insurance Co.  Warwick, RI
                                  (Until 7/01)

                                      C-10

                                                                                                                   PRINCIPAL
                                                                                                                   BUSINESS
                                                                                                                   ADDRESS OF
NAME                              CONNECTION                     ORGANIZATION                                      ORGANIZATION
----                              ----------                     ------------                                      ------------
Lord, Peter D.                    Vice President                 New England Financial                             Boston, MA
     Vice President               Vice President                 State Street Research Investment Services, Inc.   Boston, MA

Lubas, Amy C.                     Director                       SG Cowen Securities Corporation                   Boston, MA
     Vice President               (until 4/00)

Marchand, Joanna M.               None
     Vice President
     (Assistant Vice President
       until 4/01)


Marinella, Mark A.                Vice President                 State Street Research Institutional Funds         Boston, MA
     Executive Vice President     Vice President                 State Street Research Financial Trust             Boston, MA
     Co-Chief Investment Officer- Vice President                 State Street Research Income Trust                Boston, MA
          Fixed Income            Vice President                 State Street Research Money Market Trust          Boston, MA
     (Senior Vice President       Vice President                 State Street Research Securities Trust            Boston, MA
        Until 3/01)               Vice President                 State Street Research Tax-Exempt Trust            Boston, MA

Markel, Gregory S.                None
     Vice President

Marsh, Eleanor H.                 Portfolio Manager              Evergreen Investment Management Company           Boston, MA
      Vice President              (Until 3/00)

McGrath, Ann E.                   None
      Vice President

McKenna, Barbara                  Director                       Standish, Ayer & Wood                             Boston, MA
      Senior Vice President       (Until 7/01)
                                  Vice President
                                  (Until 11/00)

McKown, Elizabeth G.              Senior Vice President          State Street Research Investment Services, Inc.   Boston, MA
     Senior Vice President
     (Vice President until 10/00)

McNamara, III, Francis J.         Executive Vice President,      State Street Research Investment Services, Inc.   Boston, MA
     Executive Vice               Clerk and General Counsel
     President, Secretary         Secretary and General Counsel  State Street Research Master Investment Trust     Boston, MA
     and General Counsel          Secretary and General Counsel  State Street Research Capital Trust               Boston, MA
                                  Secretary and General Counsel  State Street Research Exchange Trust              Boston, MA
                                  Secretary and General Counsel  State Street Research Growth Trust                Boston, MA
                                  Secretary and General Counsel  State Street Research Securities Trust            Boston, MA
                                  Secretary and General Counsel  State Street Research Equity Trust                Boston, MA
                                  Secretary and General Counsel  State Street Research Financial Trust             Boston, MA
                                  Secretary and General Counsel  State Street Research Income Trust                Boston, MA
                                  Secretary and General Counsel  State Street Research Money Market Trust          Boston, MA
                                  Secretary and General Counsel  State Street Research Tax-Exempt Trust            Boston, MA
                                  Secretary and General Counsel  SSRM Holdings, Inc.                               Boston, MA
                                  Secretary and General Counsel  State Street Research Institutional Funds         Boston, MA
                                  Director                       SSR Pegasus Funds                                 Luxembourg

Monahan, Kenneth                 Director                        Standish, Ayer & Wood                             Boston, MA
      Vice President             (until 9/01)
                                 Vice President                  State Street Research Investment Services, Inc.   Boston, MA

Moore, James                     Director                        1838 Investment Advisors, Inc.                    Boston, MA
      Vice President             (until 4/00)

Moore, Jr., Thomas P.            Vice President                  State Street Research Financial Trust             Boston, MA
     Senior Vice                 Vice President                  State Street Research Growth Trust                Boston, MA
     President                   Director                        Hibernia Savings Bank                             Quincy, MA
                                 Governor on the Board           Association for Investment Management             Charlottesville,
                                   of Governors                  and Research                                      VA

Morey, Andrew F.                 None
     Vice President

Moran, Mary Ruth                  Executive Vice President       State Street Research Investment Services, Inc.   Boston, MA
      Executive Vice President    President                      Precipio Partners (Formerly M R Moran & Co.)      Boston, MA
                                  (Until 4/01)

Mulligan, JoAnne C.              None
     Senior Vice President

                                      C-11

                                                                                                                   PRINCIPAL
                                                                                                                   BUSINESS
                                                                                                                   ADDRESS OF
NAME                              CONNECTION                     ORGANIZATION                                      ORGANIZATION
----                              ----------                     ------------                                      ------------
Passalacqua, Barbara              None
     Vice President
     (Assistant Vice President
        until 4/01)

Poritzky, Dean E.                None
     Senior Vice President
     (Vice President
     until 4/00)

Ragsdale, Jr., E.K. Easton       Vice President                  State Street Research Financial Trust             Boston, MA
     Senior Vice President

Ransom, Clifford F.              None
     Vice President

Rawlins, Jeffrey A.              Vice President                  State Street Research Institutional Funds         Boston, MA
     Senior Vice President

Refojo, Michael F.               Senior Vice President           Scudder Kemper Investments                        Boston, MA
     Senior Vice President        (Until 12/00)

Reilly, David C.                 Senior Vice President           Prudential Investments                            Newark, NJ
     Senior Vice President       (Until 6/01)

Rice III, Daniel Joseph          Vice President                  State Street Research Equity Trust                Boston, MA
     Senior Vice President

Rolnick, Michael A.              None
     Vice President

Romich, Douglas A.                Treasurer                      State Street Research Equity Trust                Boston, MA
     Senior Vice President        Treasurer                      State Street Research Financial Trust             Boston, MA
     and Assistant                Treasurer                      State Street Research Income Trust                Boston, MA
     Treasurer                    Treasurer                      State Street Research Money Market Trust          Boston, MA
                                  Treasurer                      State Street Research Tax-Exempt Trust            Boston, MA
                                  Treasurer                      State Street Research Capital Trust               Boston, MA
                                  Treasurer                      State Street Research Exchange Trust              Boston, MA
                                  Treasurer                      State Street Research Growth Trust                Boston, MA
                                  Acting Treasurer               State Street Research Institutional Funds         Boston, MA
                                  Treasurer                      State Street Research Master Investment Trust     Boston, MA
                                  Treasurer                      State Street Research Securities Trust            Boston, MA
                                  Vice President and             SSRM Holdings, Inc.                               Boston, MA
                                  Assistant Treasurer
                                  Senior Vice President and      State Street Research Investment Services, Inc.   Boston, MA
                                  Assistant Treasurer

Ryan, Michael J.                  None
    Senior Vice President

Schrage, Michael M.               None
     Senior Vice President
     (Vice President
     until 4/00)

Shean, William G.                 None
     Senior Vice President
     (Vice President
     until 4/00)

Sheldon, Michael A.               None
     Vice President

Silverstein, Jill                 None
     Vice President

Simi, Susan                       None
     Vice President

                                      C-12

                                                                                                                   PRINCIPAL
                                                                                                                   BUSINESS
                                                                                                                   ADDRESS OF
NAME                              CONNECTION                     ORGANIZATION                                      ORGANIZATION
----                              ----------                     ------------                                      ------------
Simmons, Amy L.                   Vice President                 State Street Research Investment Services, Inc.   Boston, MA
     Vice President               Assistant Secretary            State Street Research Capital Trust               Boston, MA
                                  Assistant Secretary            State Street Research Exchange Trust              Boston, MA
                                  Assistant Secretary            State Street Research Growth Trust                Boston, MA
                                  Assistant Secretary            State Street Research Master Investment Trust     Boston, MA
                                  Assistant Secretary            State Street Research Securities Trust            Boston, MA
                                  Assistant Secretary            State Street Research Equity Trust                Boston, MA
                                  Assistant Secretary            State Street Research Financial Trust             Boston, MA
                                  Assistant Secretary            State Street Research Income Trust                Boston, MA
                                  Assistant Secretary            State Street Research Money Market Trust          Boston, MA
                                  Assistant Secretary            State Street Research Tax-Exempt Trust            Boston, MA

Smith, James                      Director of Customer Service   Brown and Company Securities Corporation          Boston, MA
     Vice President               (until 11/17/00)
                                  Vice President                 State Street Research Investment Services, Inc.   Boston, MA

Somers, Todd                      Vice President                 State Street Research Investment Services, Inc.   Boston, MA
      Vice President

St. John, Scott                   Vice President                 Eaton Vance Management                            Boston, MA
     Vice President               (Until 2/01)

Stambaugh, Kenneth D.             None
     Vice President

Stolberg, Thomas B.               None
     Vice President

Strelow, Daniel R.                None
     Executive Vice President
     Co-Chief Investment Officer-
          Fixed Income
     (Senior Vice President
       Until 3/01)

Swanson, Amy McDermott            Vice President                 State Street Research Institutional Funds         Boston, MA
     Senior Vice President

Synnestvedt, Jared A.             Vice President                 State Street Research Investment Services, Inc.   Boston, MA
     Vice President               Director of Sales              MetLife Investment Partners                       Boston, MA
                                  (Until 4/01)
                                  Asst. Vice President           Putnam Investments                                Boston, MA
                                  (Until 7/00)

Thorndike, Benjamin W.            Managing Director              Scudder-Kemper Investments                        Boston, MA
     Senior Vice President        (until 7/00)
                                  Senior Vice President          State Street Research Investment Services, Inc.   Boston, MA

Tice, Robyn S.                    None
     Senior Vice President
     (Vice President until 10/00)

Trebino, Anne M.                  Vice President                 SSRM Holdings, Inc.                               Boston, MA
     Senior Vice President

Truesdale, Anne Tucher            Senior Analyst                 J.P. Morgan & Co.                                 New York, NY
     Vice President               (until 6/00)

Wagenseller, Jon P.               Senior Vice President          State Street Research Investment Services, Inc.   Boston, MA
     Senior Vice President        Director-New Prod. Dev.        MetLife Investments                               Convent
                                  (Until 4/01)                                                                     Station, NJ

Wallace, Julie K.                 None
     Vice President

Walsh III, Denis J.               None
     Vice President

Walsh, Tucker                     Vice President                 State Street Research Capital Trust               Boston, MA
     Vice President

Wardwell, Samuel                  Vice President                 Wellington Management Company                     Boston, MA
     Senior Vice President        (until 8/00)

                                      C-13

                                                                                                                   PRINCIPAL
                                                                                                                   BUSINESS
                                                                                                                   ADDRESS OF
NAME                              CONNECTION                     ORGANIZATION                                      ORGANIZATION
----                              ----------                     ------------                                      ------------
Weiss, James M.                   Vice President                 State Street Research Exchange Trust              Boston, MA
     Director and Executive       Vice President                 State Street Research Financial Trust             Boston, MA
     Vice President               Vice President                 State Street Research Growth Trust                Boston, MA
                                  Vice President                 State Street Research Institutional Funds         Boston, MA
                                  Vice President                 State Street Research Securities Trust            Boston, MA
                                  Vice President                 State Street Research Capital Trust               Boston, MA
                                  Vice President                 State Street Research Equity Trust                Boston, MA
                                  Vice President                 State Street Research Income Trust                Boston, MA
                                  Vice President                 State Street Research Master Investment Trust     Boston, MA
                                  Director                       State Street Research Investment Services, Inc.   Boston, MA

Welch, Timothy M.                 None
     Vice President

Westvold,                         Vice President                 State Street Research Institutional Funds         Boston, MA
   Elizabeth McCombs              Vice President                 State Street Research Securities Trust            Boston, MA
     Senior Vice President

Wilkins, Kevin N.                 Executive Vice President       State Street Research Investment Services, Inc.   Boston, MA
     Executive Vice President     (Senior Vice President
     (Senior Vice President       until 4/00)
     until 4/00)

Wilson, John T.                   Vice President                 State Street Research Master Investment Trust     Boston, MA
     Senior Vice President        Vice President                 State Street Research Institutional Funds         Boston, MA

Winandy, Angela                   Vice President                 State Street Research Investment Services, Inc.   Boston, MA
     Vice President

Wing, Darman A.                   Senior Vice President,         State Street Research Investment Services, Inc.   Boston, MA
     Senior Vice President,       Assistant Clerk & Assistant
     Assistant Secretary          General Counsel
     and Assistant                Assistant Secretary and        State Street Research Capital Trust               Boston, MA
     General Counsel              Assistant General Counsel
                                  Assistant Secretary and        State Street Research Exchange Trust              Boston, MA
                                  Assistant General Counsel
                                  Assistant Secretary and        State Street Research Growth Trust                Boston, MA
                                  Assistant General Counsel
                                  Assistant Secretary and        State Street Research Master Investment Trust     Boston, MA
                                  Assistant General Counsel
                                  Assistant Secretary and        State Street Research Securities Trust            Boston, MA
                                  Assistant General Counsel
                                  Assistant Secretary and        State Street Research Equity Trust                Boston, MA
                                  Assistant General Counsel
                                  Assistant Secretary and        State Street Research Financial Trust             Boston, MA
                                  Assistant General Counsel
                                  Assistant Secretary and        State Street Research Income Trust                Boston, MA
                                  Assistant General Counsel
                                  Assistant Secretary and        State Street Research Money Market Trust          Boston, MA
                                  Assistant General Counsel
                                  Assistant Secretary and        State Street Research Tax-Exempt Trust            Boston, MA
                                  Assistant General Counsel
                                  Assistant Secretary and        SSRM Holdings, Inc.                               Boston, MA
                                  Assistant General Counsel

Wong, David                      Senior Vice President           Paine Webber/UBS Warburg                          New York, NY
      Vice President             (until 4/01)
                                 Principal                       Needham & Company                                 New York, NY
                                 (until 1/00)



Woodbury, Robert S.               Senior Vice President          State Street Research Investment Services, Inc.   Boston, MA
     Senior Vice President        (Vice President Until 4/01)
     (Vice President Until 4/01)

Woodworth, Jr., Kennard           Vice President                 State Street Research Exchange Trust              Boston, MA
     Senior Vice                  Vice President                 State Street Research Financial Trust             Boston, MA
     President                    Vice President                 State Street Research Growth Trust                Boston, MA
                                  Vice President                 State Street Research Institutional Funds         Boston, MA
                                  Vice President                 State Street Research Securities Trust            Boston, MA

                                      C-14

                                                                                                                   PRINCIPAL
                                                                                                                   BUSINESS
                                                                                                                   ADDRESS OF
NAME                              CONNECTION                     ORGANIZATION                                      ORGANIZATION
----                              ----------                     ------------                                      ------------
Xie, Erin                         Vice President                 State Street Research Investment Services, Inc.   Boston, MA
     Vice President               Associate                      Sanford Bernstein                                 New York, NY
                                  (Until 3/01)

Yalamanchili, Kishore K.          None
      Vice President

Yu, Mandy                         Vice President                 State Street Research Investment Services, Inc.   Boston, MA
      Vice President

Zuger, Peter A.                   Vice President                 State Street Research Equity Trust                Boston, MA
     Senior Vice                  Vice President                 State Street Research Securities Trust            Boston, MA
     President

Zhu, Kevin                        Vice President                 Zurich Scudder Investments, Inc.                  Boston, MA
      Vice President              (Until 6/01)

Item 27.  Principal Underwriters

     (a) State Street Research Investment Services, Inc. serves as principal underwriter for State Street Research Equity Trust, State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Tax-Exempt Trust, State Street Research Capital Trust, State Street Research Growth Trust, State Street Research Master Investment Trust, State Street Research Securities Trust and State Street Research Institutional Funds.


     (b) Directors and Officers of State Street Research Investment Services, Inc. are as follows. The address for each person is One Financial Center, Boston, Massachusetts, unless otherwise indicated.



        (1)                        (2)                      (3)
                                Positions
 Name and Principal            and Offices          Positions and Offices
  Business Address           with Underwriter          with Registrant
 ------------------          ----------------       ---------------------
Richard S. Davis           Chairman of the Board,    Chairman of the Board,
                           President and Chief       President and Chief
                           Executive Officer         Executive Officer

James M. Weiss             Director                  Vice President

Christopher C. Abbott      Executive Vice            None
                           President

John S. Lombardo           Executive Vice            Vice President
                           President and
                           Chief Financial Officer

Francis J. McNamara, III   Executive Vice            Secretary
                           President, Clerk and
                           General Counsel

Kevin N. Wilkins           Executive Vice            None
                           President

Dennis C. Barghaan         Senior Vice President     None

Amy F. Barnwell            Senior Vice President     None

Peter Borghi               Senior Vice President     None

John de Luna               Senior Vice President     None

        (1)                        (2)                      (3)
                                Positions
 Name and Principal            and Offices          Positions and Offices
  Business Address           with Underwriter          with Registrant
 ------------------          ----------------       ---------------------
Alex G. Federoff           Senior Vice President     None

Joanne Hickman             Senior Vice President     None

Thomas Holland             Senior Vice President     None

Elizabeth G. McKown        Senior Vice President     None

Michael F. Refojo          Senior Vice President     None

Douglas A. Romich          Senior Vice President     Treasurer
                           and Treasurer

Richard D. Shoemaker       Senior Vice President     None

Benjamin W. Thorndike      Senior Vice President     None

Jon P. Wagenseller         Senior Vice President     None

Darman A. Wing             Senior Vice President,    Assistant Secretary
                           Assistant Clerk and
                           Assistant General Counsel

Robert W. Woodbury         Senior Vice President     None

Marilyn O. Boss            Vice President            None

Thomas Bruno               Vice President            None

Mara D. Calame             Vice President,           None
                           Assistant Clerk and
                           Counsel

Linda C. Carley            Vice President            None

Linda C. Carstens          Vice President            None

Terrence J. Cullen         Vice President,           None
                           Assistant Clerk
                           and Counsel

Vincent DiVasta            Vice President            None

Karen L. Even              Vice President            None

Michael Fechter            Vice President            None

Bonnie A. Ficco            Vice President            None

Christopher Frank          Vice President            None

Edward T. Gallivan, Jr.    Vice President            Assistant Treasurer

Stephanie B. Goodman       Vice President            None

Allison Granger            Vice President            None

Nancy Spalding Gray        Vice President            None

Peter Hadelman             Vice President            None

Heidi Harrington           Vice President            None

Ira P. Hasson              Vice President            None

Robert J. Holmes           Vice President            None

M. Katherine Kasper        Vice President            None

Jeffrey D. Kayajanian      Vice President            None

David F. Lafferty          Vice President            None

Richard C. Ledbury         Vice President            None

Christopher R. Loew        Vice President            None

Stephen Loizeaux           Vice President            None

Mary Lomasney              Vice President            None

Peter D. Lord              Vice President            None

Amy L. Simmons             Vice President            Assistant Secretary

James Smith                Vice President            None

Todd W. Somers             Vice President            None

Jared A. Synnestvedt       Vice President            None

Angela L. Winandy          Vice President            None

Mandy Yu                   Vice President            None

Item 28.    Location of Accounts and Records

      Douglas A. Romich
      State Street Research & Management Company
      One Financial Center
      Boston, MA  02111

Item 29.    Management Services

Under a Shareholders' Administrative Services Agreement between the Registrant and the Distributor, the Distributor provides shareholders' administrative services, such as responding to inquiries and instructions from investors respecting the purchase and redemption of shares of series of the Registrant, and received the amounts set forth below:

                   Year-end         Year-end       Year-end
Fund               12/31/98         12/31/99       12/31/00
----               --------         -------        --------
Large-Cap
Growth Fund         $54,660         $85,271        $136,571

Item 30.    Undertakings

      (a)   Inapplicable.

      (b)   Inapplicable.

      (c)   Deleted.

      (d) The Registrant undertakes to hold a special meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the recordholders of not less than 10 per centum of the outstanding shares of the Trust and, in connection with such meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

      (e)   Deleted.

                                     NOTICE

     A copy of the First Amended and Restated Master Trust Agreement, as further amended (the "Master Trust Agreement") of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that the obligations of the Registrant hereunder, and the authorization, execution and delivery of this amendment to the Registrant's Registration Statement, shall not be binding upon any of the Trustees, shareholders, nominees, officers, assistant officers, agents or employees of the Registrant as individuals or personally, but shall bind only the property of the Funds comprising the series of the Registrant, as provided in the Master Trust Agreement. Each Fund of the Registrant shall be solely and exclusively responsible for all of its direct or indirect debts, liabilities, and obligations, and no other Fund shall be responsible for the same.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 16th day of November, 2001.


                                    STATE STREET RESEARCH GROWTH TRUST

                                    By:               *
                                          -----------------------------
                                          Richard S. Davis
                                          Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on the above date by the following persons in the capacities indicated.

          Signature                             Capacity
          ---------                             --------

               *
______________________________            Chairman of the Board,
Richard S. Davis                          Chief Executive Officer
                                          and President (principal
                                          executive officer)
               *
______________________________            Treasurer (principal
Douglas A. Romich                         financial and accounting
                                          officer)

               *
______________________________            Trustee
Bruce R. Bond

               *
______________________________            Trustee
Steve A. Garban

               *
______________________________            Trustee
Dean O. Morton

               *
______________________________            Trustee
Susan M. Phillips

               *
______________________________            Trustee
Toby Rosenblatt

               *
______________________________            Trustee
Michael S. Scott Morton


*By:    /s/ Francis J. McNamara, III
        ----------------------------------------------
            Francis J. McNamara, III, Attorney-in-Fact
            under Powers of Attorney incorporated
            by reference from Post-Effective
            Amendment No. 6 filed February 27, 1998,
            Post-Effective Amendment No. 8 filed
            March 17, 2000, Post-Effective Amendment
            No. 14 filed November 16, 2000 and Post-Effective
            Amendment No. 21 filed May 4, 2001.